CONVERTIBLE PROMISSORY NOTES PAYABLE	9 Months Ended
Sep. 30, 2018
Notes to Financial Statements
CONVERTIBLE PROMISSORY NOTES PAYABLE
$
Balance, December 31, 2017	1,582,495

Issuances	508,417
Repayments	(31,762)
Conversions to Common Shares	(1,480,046)
Unrealized Foreign Exchange Adjustment	8,030

Balance, September 30, 2018	587,134

During the period January 1, 2018 to September 30, 2018 certain Convertible Promissory Notes totaling $1,542,900 including interest and fees in the amount of $62,854 (US$1,206,445, including interest and fees in the amount of $48,328) were converted to Common Stock, either in whole or in part. The Company issued 46,528,091 shares of Common Stock in connection with the conversions.

On February 15, 2018 the Company issued a Convertible Promissory Note in the amount of $98,950 (US$78,000).

On March 5, 2018 the Company issued two Convertible Promissory Notes totaling $101,184 (US$80,000)

On April 30, 2018 the Company issued a Convertible Promissory Note in the amount of $107,508 (US$85,000)

On September 25, 2018 the Company issued a Convertible Promissory Note in the amount of $135,954 (US$105,000)

The notes are unsecured, bear interest at 12% per annum from the date of issuance and mature between 6 months and one year after the date of issuance. Any amount of interest or principal that is not paid on the maturity date bears interest at 22% to 24% per annum from the maturity date to the date of payment. Any amount of principal and/or interest that is unpaid may be converted, at the option of the holder, in whole or in part into common share of the Company at a price equal to 61% of the lowest closing bid price for the Company’s stock as reported on the OTC during the fifteen trading days prior to a Notice of Conversion. The Company may prepay the principal and all accrued interest at any time between the date of issuance and the maturity date, together with a prepayment premium of between 15% and 40% of the amount prepaid, determined by reference to the date of repayment.

On June 1, 2018 the Company issued a Convertible Promissory Note in the amount of $64,820 (US$50,000) pursuant to a consulting contact.

The note is unsecured and matures on December 2, 2018. The note may be converted into common shares of the Company in whole or in part at the option of the holder upon terms to be determined by the Company either 10 days prior to repayment of the note or the maturity date, whichever shall occur first. The note becomes immediately payable should the Company complete financing in excess of US$5,000,000 prior to the maturity date, and bears interest at 3% per annum compounded annually should the Company default on the note. On September 30, 2018 the Company repaid $31,761 (US$24,500) of this Note.